OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of Other Intangible Assets

	Brands	Core deposit intangible	Purchased credit card relationships	Customer- related intangibles	Capitalised software enhancements	Total
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2019	596	2,770	1,002	538	3,931	8,837
Exchange and other adjustments	—	—	—	—	4	4
Additions	—	—	—	—	1,033	1,033
Disposals	—	—	—	—	(10)	(10)
At 31 December 2019	596	2,770	1,002	538	4,958	9,864
Exchange and other adjustments	—	—	—	—	—	—
Additions	—	—	—	—	991	991
Disposals	—	—	—	—	(55)	(55)
At 31 December 2020	596	2,770	1,002	538	5,894	10,800
Accumulated amortisation:
At 1 January 2019	216	2,770	411	538	1,555	5,490
Exchange and other adjustments	—	—	—	—	4	4
Charge for the year (note 11)	—	—	70	—	496	566
Disposals	—	—	—	—	(4)	(4)
At 31 December 2019	216	2,770	481	538	2,051	6,056
Exchange and other adjustments	—	—	—	—	(1)	(1)
Charge for the year (note 11)	—	—	70	—	590	660
Disposals	—	—	—	—	(55)	(55)
At 31 December 2020	216	2,770	551	538	2,585	6,660
Balance sheet amount at 31 December 2020	380	—	451	—	3,309	4,140
Balance sheet amount at 31 December 2019	380	—	521	—	2,907	3,808